Deferred and contingent consideration (Tables)	12 Months Ended
Dec. 31, 2022
Deferred and contingent consideration
Summary of deferred and contingent consideration payable

	December 31,	December 31,
	2022	2021
Deferred and contingent consideration	$1,000,000	$1,250,000